Borrowings (Tables)	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	Maturity	Interest Rate	September 30, 2024	March 31, 2024

Syndicated Loans (1)	December 2024	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%	$54,800,850	$51,912,050
Resona Bank (2)	December 2024	3.40%-3.55%	1,396,200	1,322,600
Best Life Technology	July 2025	5.6%	2,748,577	-
Total short-term borrowings			$58,945,627	$53,234,650
(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and the Company extended the loan for additional three months with a maturity date on June 28, 2024, subsequently, extended the loan for additional six months with a maturity date on December 30, 2024, and the interest rate remained at TIBOR (1M)+1.20%. Currently, the Company is negotiating with the bank for a loan extension upon the maturity date. As of September 30, 2024, the total outstanding balance of this loan was approximately ¥7.85 billion (approximately $54.8 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.
(2)	The loan is guaranteed by Mr. Kanayama. The Company extended the loan for additional six months with a maturity date on December 30, 2024. Currently, the Company is negotiating with the bank for a loan extension upon the maturity date.

Schedule of Long-Term Borrowings	Long-term borrowings consisted of the following:
	Maturity	Interest Rate	September 30, 2024	March 31, 2024

Japan Finance Corporation (1)	December 2024	3.20% - 4.25%	$1,317,170	$1,247,735
BOT Lease Co., Ltd. (2)	March 2028	TIBOR (3M) + 6.0%	1,396,200	1,322,600
MUFG Bank (3)	August 2026	TIBOR (3M) + 0.8%	4,398,030	4,166,190
The Hong Kong and Shanghai Banking Corporation Limited (4)	July 2024 – February 2033	2.750% - 3.625%	364,739	424,126
DFL-Shutoken Leasing (Hong Kong) Company Limited	June 2024 – October 2025	2.990%	142,562	207,105
Total long-term borrowings			$7,618,701	$7,367,756

Current portion of long-term borrowings			$2,067,970	$1,730,796

Non-current portion of long-term borrowings			$5,550,731	$5,636,960
(1)	The Company extended the loan for additional six months with a maturity date on December 31, 2024. Currently, the Company is negotiating with the bank for a loan extension upon the maturity date.
(2)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
(3)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.4 million) as of September 30, 2024 as collateral to safeguard the loan.
(4)	Guaranteed by Mr. Kanayama.

Schedule of Future Maturities of Long-Term Borrowings	The future maturities of long-term borrowings as of September 30, 2024 were as follows:
12 months ending September 30,
2025	$2,067,970
2026	3,879,537
2027	40,749
2028	1,469,995
2029	43,591
Thereafter	116,859
Total long-term borrowings	$7,618,701